Income Taxes (Details) - Schedule of Components of Loss Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Loss Before Income Taxes [Abstract]
Domestic	$ (8,925,899)	$ (20,999,110)
Foreign	(1,586,258)	(1,474,082)
Total	$ (10,512,157)	$ (22,473,192)